Fair Value of Financial Instruments and Risk Management - Credit Risk Narrative (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Value of derivative instruments in net liability positions	$ 109	$ 161
Revenue | Three Customers | Customer Concentration Risk | ITC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk percentage	65.00%